Commitments and contingencies (Details Narrative 1) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities in business combination [line items]
Applicable tax rate	29.50%	29.50%	28.00%
Other provisions	S/ 51,830	S/ 52,868	S/ 53,753
Legal claim contingency	11,469
Provision for legal claims	420,076
Labor Claims From Former Employees [Member]
Disclosure of contingent liabilities in business combination [line items]
Legal claim contingency	1,469
Property Tax Assessment For Periods 2009 to 2014 [Member]
Disclosure of contingent liabilities in business combination [line items]
Legal claim contingency	7,681
Tax Contingent Liability [Member]
Disclosure of contingent liabilities in business combination [line items]
Legal claim contingency	2,298
Rehabilitation Provision [Member]
Disclosure of contingent liabilities in business combination [line items]
Other provisions	S/ 1,489	S/ 2,399
Bottom of Range [Member]
Disclosure of contingent liabilities in business combination [line items]
Applicable tax rate profit after deducting employee participation	8.00%
Top of Range [Member]
Disclosure of contingent liabilities in business combination [line items]
Applicable tax rate profit after deducting employee participation	10.00%